Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Measurement of fair values
Assets at beginning of period	$ 312,983	$ 312,983
Assets at end of period		322,044
Other non-current current assets | Level 3 of fair value hierarchy [member]
Measurement of fair values
Assets at beginning of period	107	107
Purchases		4,422
Net change in fair value	(5,013)	$ (4,422)
Assets at end of period	$ 6,161